CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (222,935)	$ (340,897)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,800	16,768
Amortization of debt issuance costs and discount on convertible debt	12,789	8,882
Stock-based compensation	6,464	1,048
Impairment of property, plant and equipment, intangible assets and goodwill	116,164	297,930
Provision for bad debt expense	1,336	18,617
Loss (gain) on extinguishment of debt	14,610	(151)
Loss from equity investment	0	561
Gain on consolidation of equity investment	0	(640)
Loss on deconsolidation of subsidiary	37,708	0
Gain on fair value of warrant liabilities	(242)	(1,595)
Gain on fair value of derivative liability	(7,529)	(53,846)
Loss on disposal of property and equipment	0	876
Deferred income taxes	(9,543)	(2,502)
Non-cash impact of operating lease right-of-use assets	4,031	0
Other	(9)	0
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(5,839)	(26,747)
Inventories	417	200
Prepaid expenses and other current assets	(100)	(6,909)
Accounts payable and accrued expenses	13,148	23,019
Operating lease liabilities	(4,003)	0
Income taxes payable	(599)	65
Deferred revenue	954	1,942
Due to related parties	(478)	1
Other current liabilities	(585)	561
Net cash used in operating activities	(22,441)	(62,817)
Investing activities:
Purchases of property and equipment and capitalized software development costs	(6,836)	(3,723)
Due to related parties	(14)	497
Deconsolidated Glocal cash	(8,743)	0
Net cash acquired in acquisition of businesses	0	3,969
Net cash provided by (used in) investing activities	(15,593)	743
Financing activities:
Proceeds from merger and recapitalization transaction	0	83,909
Proceeds from debt	67,500	164,500
Repayments of debt	(48,234)	(42,645)
Proceeds from Provider Relief Funds	0	506
Payments of debt issuance costs	(1,475)	(8,100)
Repayment of forward share purchase	(18,521)	0
Repayments of seller notes	(18,680)	(99,207)
Payments of finance and capital lease obligations	(3,106)
Payments of finance and capital lease obligations		(2,173)
Proceeds from equity offering	0	42,962
Proceeds from stock option exercises	0	319
Payments for taxes related to net settlement of equity awards	(95)	0
Distribution to noncontrolling interest	(139)	0
Payment of amount due to member	0	(4,200)
Net cash provided by (used in) financing activities	(22,750)	135,871
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(460)	635
Increase (decrease) in cash, cash equivalents, and restricted cash	(61,244)	74,432
Cash, cash equivalents, and restricted cash, beginning of period	76,801	2,369
Cash, cash equivalents, and restricted cash, end of period	15,557	76,801
Supplemental cash flow information:
Cash paid for interest	10,711	9,799
Cash paid for income taxes	521	0
Property, plant and equipment reclassed from other assets	3,751	0
Property and equipment acquired through capital lease and vendor financing arrangements	4,110	3,469
Right of use assets obtained in exchange for new operating lease liabilities	12,549	0
Issuance of common stock for debt conversion	0	1,879
Shares withheld for tax remittance	1,200	0
Issuance of common stock for debt issuance costs	713	0
Write-off of Glocal opening cash balance	3,010	0
Reconciliation of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	15,557	58,192
Restricted cash	0	18,609
Total cash, cash equivalents, and restricted cash	15,557	76,801
TTC
Issuance of common stock and promissory note to consummate business combination	0	48,233
Glocal
Issuance of common stock and promissory note to consummate business combination	0	132,122
Cloudbreak
Issuance of common stock and promissory note to consummate business combination	0	106,298
Innovations Group
Issuance of common stock and promissory note to consummate business combination	$ 0	$ 170,378